Non-financial assets and liabilities - Summary of Carrying Value of In Process Research and Development Acquired by Product (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 571,826	$ 575,736	$ 577,183
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	325,081	427,779	$ 427,779
In-process research and development acquired | Cardiovascular Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	254,351	254,351
In-process research and development acquired | Intravenous products for metabolic diseases and inflammatory/immunologic conditions
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	70,730	70,730
In-process research and development acquired | MSC Products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 0	$ 102,698